PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited)

Voya Short Duration High Income Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 83.4%
Basic Materials : 2.5%
1,000,000  Cleveland-Cliffs, Inc.,
5.875%,
06/01/2027 $ 995,181
0.5
1,856,000
(1)(2)
Cleveland-Cliffs, Inc.,
6.750%,
04/15/2030 1,817,199
0.8
2,293,000
(2)
Cleveland-Cliffs, Inc.,
6.875%,
11/01/2029 2,271,034
1.0
400,000
(2)
INEOS Quattro Finance
2 PLC, 9.625%,
03/15/2029 422,884
0.2
5,506,298
2.5
Communications : 8.2%
1,600,000
(2)
Gen Digital, Inc.,
6.750%,
09/30/2027 1,625,503
0.7
1,500,000
(2)
ION Trading
Technologies Sarl,
5.750%,
05/15/2028 1,425,842
0.6
3,250,000
(2)
ION Trading
Technologies Sarl,
9.500%,
05/30/2029 3,414,622
1.5
3,900,000
(2)
Millennium Escrow
Corp., 6.625%,
08/01/2026 3,047,850
1.4
1,000,000
(2)
Summer BC Bidco
B LLC, 5.500%,
10/31/2026 984,490
0.5
2,300,000
(2)
Townsquare Media, Inc.,
6.875%,
02/01/2026 2,294,942
1.0
1,088,000
(2)
Uber Technologies, Inc.,
7.500%,
09/15/2027 1,108,404
0.5
500,000
(2)
Univision
Communications, Inc.,
6.625%,
06/01/2027 498,574
0.2
3,950,000
(2)
Univision
Communications, Inc.,
8.000%,
08/15/2028 4,026,338
1.8
18,426,565
8.2
Consumer, Cyclical : 19.8%
1,358,000
(2)
Caesars Entertainment,
Inc., 8.125%,
07/01/2027 1,372,690
0.6
1,000,000
(2)
Delta Air Lines, Inc.,
7.000%,
05/01/2025 1,004,430
0.5
3,000,000
(2)
eG Global Finance PLC,
12.000%,
11/30/2028 3,358,545
1.5
2,000,000  Ford Motor Credit
Co. LLC, 6.950%,
03/06/2026 2,036,242
0.9
500,000
(2)
Gates Corp., 6.875%,
07/01/2029 509,234
0.2
1,562,000  General Motors Co.,
6.125%,
10/01/2025 1,574,573
0.7
2,000,000
(2)
Genting New York LLC
/ GENNY Capital, Inc.,
7.250%,
10/01/2029 2,062,387
0.9
5,000,000
(2)
Global Auto Holdings
Ltd./AAG FH UK Ltd.,
8.375%,
01/15/2029 4,667,872
2.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
2,000,000
(2)
Global Auto Holdings
Ltd./AAG FH UK Ltd.,
11.500%,
08/15/2029 $ 2,037,527
0.9
1,938,000  Goodyear Tire &
Rubber Co., 9.500%,
05/31/2025 1,951,780
0.9
1,500,000
(2)
Group 1 Automotive,
Inc., 6.375%,
01/15/2030 1,506,746
0.7
2,750,000
(2)
JetBlue Airways Corp.
/ JetBlue Loyalty L.P.,
9.875%,
09/20/2031 2,924,727
1.3
1,500,000
(2)
LGI Homes, Inc.,
8.750%,
12/15/2028 1,574,358
0.7
1,500,000  MGM Resorts
International, 6.125%,
09/15/2029 1,499,271
0.7
1,000,000
(2)
Mileage Plus Holdings
LLC / Mileage Plus
Intellectual Property
Assets Ltd., 6.500%,
06/20/2027 1,007,023
0.5
1,200,000
(2)
OneSky Flight LLC,
8.875%,
12/15/2029 1,202,214
0.5
822,000
(2)
Six Flags Theme
Parks, Inc., 7.000%,
07/01/2025 823,993
0.4
2,500,000
(2)
Specialty Building
Products Holdings LLC
/ SBP Finance Corp.,
7.750%,
10/15/2029 2,545,803
1.1
750,000
(2)
Velocity Vehicle
Group LLC, 8.000%,
06/01/2029 780,795
0.3
1,500,000
(2)
Victra Holdings LLC /
Victra Finance Corp.,
8.750%,
09/15/2029 1,575,584
0.7
1,500,000
(1)(2)
VistaJet Malta
Finance PLC /
Vista Management
Holding, Inc., 7.875%,
05/01/2027 1,461,777
0.7
6,750,000
(1)(2)
VistaJet Malta
Finance PLC /
Vista Management
Holding, Inc., 9.500%,
06/01/2028 6,800,261
3.0
44,277,832
19.8
Consumer, Non-cyclical : 9.8%
1,000,000
(2)
Albion Financing 1 Sarl /
Aggreko Holdings, Inc.,
6.125%,
10/15/2026 1,001,019
0.5
2,450,000
(2)
Albion Financing
2SARL, 8.750%,
04/15/2027 2,508,114
1.1
750,000
(2)
Brink's Co., 6.500%,
06/15/2029 760,698
0.3

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Short Duration High Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
7,000,000
(1)(2)
Champions Financing,
Inc., 8.750%,
02/15/2029 $ 6,833,115
3.1
1,000,000
(2)
Dcli Bidco LLC, 7.750%,
11/15/2029 1,026,223
0.5
1,300,000  HCA, Inc., 5.875%,
02/15/2026 1,306,979
0.6
3,250,000
(2)
Herc Holdings, Inc.,
5.500%,
07/15/2027 3,221,244
1.4
3,500,000
(2)
Mobius Merger
Sub, Inc., 9.000%,
06/01/2030 3,395,565
1.5
413,373
(2)(3)
Radiology Partners,
Inc., 7.775% (PIK Rate
3.500%, Cash Rate
4.275%),
01/31/2029 408,722
0.2
1,400,000
(2)
WASH Multifamily
Acquisition, Inc.,
5.750%,
04/15/2026 1,395,734
0.6
21,857,413
9.8
Energy : 16.8%
3,000,000
(2)
Buckeye Partners L.P.,
6.875%,
07/01/2029 3,039,360
1.4
2,993,000
(2)
CITGO Petroleum
Corp., 7.000%,
06/15/2025 3,004,930
1.4
600,000
(2)
CITGO Petroleum
Corp., 8.375%,
01/15/2029 618,733
0.3
2,000,000
(2)
CVR Energy, Inc.,
5.750%,
02/15/2028 1,844,805
0.8
4,750,000
(2)
CVR Energy, Inc.,
8.500%,
01/15/2029 4,560,734
2.0
1,050,000
(2)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 7.125%,
06/01/2028 1,050,165
0.5
1,500,000
(2)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 8.625%,
03/15/2029 1,552,293
0.7
1,500,000  Genesis Energy L.P.
/ Genesis Energy
Finance Corp., 8.250%,
01/15/2029 1,516,290
0.7
500,000  Global Partners L.P.
/ GLP Finance Corp.,
6.875%,
01/15/2029 496,659
0.2
1,000,000  Global Partners L.P.
/ GLP Finance Corp.,
7.000%,
08/01/2027 1,008,765
0.5
2,000,000  HF Sinclair Corp.,
6.375%,
04/15/2027 2,030,176
0.9
675,000
(2)
Martin Midstream
Partners L.P. / Martin
Midstream Finance
Corp., 11.500%,
02/15/2028 733,999
0.3
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
9,588,763
(2)
NFE Financing LLC,
12.000%,
11/15/2029 $ 10,082,292
4.5
1,100,000
(1)(2)
Sunnova Energy Corp.,
5.875%,
09/01/2026 919,659
0.4
6,000,000
(1)(2)
Sunnova Energy Corp.,
11.750%,
10/01/2028 4,322,700
1.9
625,000
(2)
Sunoco L.P. / Sunoco
Finance Corp., 7.000%,
09/15/2028 639,899
0.3
37,421,459
16.8
Financial : 18.4%
365,000
(2)
Bread Financial
Holdings, Inc., 7.000%,
01/15/2026 365,777
0.2
1,000,000
(2)
Freedom Mortgage
Corp., 12.000%,
10/01/2028 1,088,556
0.5
4,250,000
(2)
Freedom Mortgage
Holdings LLC, 9.250%,
02/01/2029 4,390,068
2.0
4,250,000
(2)
Global Aircraft Leasing
Co. Ltd., 8.750%,
09/01/2027 4,325,501
1.9
1,500,000
(2)
HAT Holdings I LLC /
HAT Holdings II LLC,
3.750%,
09/15/2030 1,322,901
0.6
4,750,000
(2)
HAT Holdings I LLC /
HAT Holdings II LLC,
8.000%,
06/15/2027 4,955,058
2.2
250,000
(2)
Iron Mountain, Inc.,
7.000%,
02/15/2029 255,628
0.1
5,457,000
(2)
LD Holdings Group
LLC, 6.125%,
04/01/2028 4,713,948
2.1
998,000
(2)
LD Holdings Group
LLC, 8.750%,
11/01/2027 959,930
0.4
4,000,000
(2)
Nationstar Mortgage
Holdings, Inc., 6.000%,
01/15/2027 3,982,059
1.8
1,000,000
(2)
Nationstar Mortgage
Holdings, Inc., 6.500%,
08/01/2029 999,341
0.5
500,000
(2)
PennyMac Financial
Services, Inc., 7.125%,
11/15/2030 506,834
0.2
2,500,000
(2)
Provident Funding
Associates L.P. / PFG
Finance Corp., 9.750%,
09/15/2029 2,571,165
1.2
250,000
(2)
RHP Hotel Properties
L.P. / RHP Finance
Corp., 7.250%,
07/15/2028 257,960
0.1
5,750,000
(2)
Saks Global Enterprises
LLC, 11.000%,
12/15/2029 5,544,695
2.5
500,000  SLM Corp., 4.200%,
10/29/2025 495,903
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Short Duration High Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
2,250,000
(2)
United Wholesale
Mortgage LLC, 5.500%,
11/15/2025 $ 2,240,537
1.0
2,000,000
(2)
UWM Holdings LLC,
6.625%,
02/01/2030 1,989,554
0.9
40,965,415
18.4
Industrial : 1.7%
800,000
(2)
AAR Escrow Issuer
LLC, 6.750%,
03/15/2029 812,010
0.4
2,000,000
(2)
Esab Corp., 6.250%,
04/15/2029 2,027,379
0.9
1,000,000  Hillenbrand, Inc.,
6.250%,
02/15/2029 1,000,600
0.4
3,839,989
1.7
Technology : 2.3%
3,086,000
(2)
Consensus Cloud
Solutions, Inc., 6.000%,
10/15/2026 3,062,987
1.3
2,200,000
(2)
Consensus Cloud
Solutions, Inc., 6.500%,
10/15/2028 2,184,098
1.0
5,247,085
2.3
Utilities : 3.9%
2,000,000  AmeriGas Partners
L.P. / AmeriGas
Finance Corp., 5.750%,
05/20/2027 1,859,033
0.9
6,500,000
(2)
AmeriGas Partners
L.P. / AmeriGas
Finance Corp., 9.375%,
06/01/2028 6,259,618
2.8
500,000
(2)
Calpine Corp., 5.250%,
06/01/2026 499,706
0.2
8,618,357
3.9
Total Corporate Bonds/
Notes
(Cost $184,179,537)
186,160,413
83.4
BANK LOANS : 7.3%
Consumer, Cyclical : 1.8%
3,969,491  Hunter Douglas
Inc., USD Term
Loan B1, 8.571%,
(TSFR1M+3.500%),
02/26/2029 3,974,453
1.8
Consumer, Non-cyclical : 1.6%
3,491,250
(4)
Medline Borrower, LP,
2024 USD Add-on Term
Loan B,
10/23/2028 3,511,761
1.6
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Financial : 3.9%
7,000,000  Asurion LLC, 2021
Second Lien Term
Loan B4, 8.840%,
(TSFR1M+3.500%),
01/20/2029 $ 6,780,627
3.0
1,985,000
(4)
Moneygram
International, Inc,
2024 Term Loan B,
06/01/2030 1,940,586
0.9
8,721,213
3.9
Total Bank Loans
(Cost $15,961,471)
16,207,427
7.3
Total Long-Term
Investments
(Cost $200,141,008)
202,367,840
90.7
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 10.7%
Repurchase Agreements : 3.3%
1,733,998
(5)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
12/31/2024, 4.600%,
due 01/02/2025
(Repurchase
Amount $1,734,435,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.000%-
7.000%, Market Value
plus accrued interest
$1,768,678, due
10/01/29-02/01/57)
1,733,998
0.8
1,733,998
(5)
Clear Street LLC,
Repurchase
Agreement dated
12/31/2024, 4.600%,
due 01/02/2025
(Repurchase
Amount $1,734,435,
collateralized by various
U.S. Government
Securities, 2.375%-
6.125%, Market Value
plus accrued interest
$1,768,678, due
11/15/27-05/15/54)
1,733,998
0.8

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Short Duration High Income Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,751,513
(5)
Daiwa Capital
Markets America,
Inc., Repurchase
Agreement dated
12/31/2024, 4.470%,
due 01/02/2025
(Repurchase
Amount $1,751,942,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$1,786,543, due
03/27/25-01/01/55)
$ 1,751,513
0.8
374,999
(5)
HSBC Securities (USA)
Inc., Repurchase
Agreement dated
12/31/2024, 4.470%,
due 01/02/2025
(Repurchase Amount
$375,091, collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 1.500%-
7.000%, Market
Value plus accrued
interest $382,499, due
06/01/30-12/01/54)
374,999
0.1
1,733,998
(5)
Marex Capital Markets
Inc., Repurchase
Agreement dated
12/31/2024, 4.630%,
due 01/02/2025
(Repurchase
Amount $1,734,438,
collateralized by various
U.S. Government
Agency Obligations,
2.500%-6.500%, Market
Value plus accrued
interest $1,768,678, due
11/01/51-12/01/54)
1,733,998
0.8
Total Repurchase
Agreements
(Cost $7,328,506)
7,328,506
3.3
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 7.4%
16,653,352
(6)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.370%
(Cost $16,653,352) $ 16,653,352 7.4
Total Short-Term
Investments
(Cost $23,981,858)
$ 23,981,858
10.7
Total Investments in
Securities
(Cost $224,122,866) $ 226,349,698 101.4
Liabilities in Excess of
Other Assets
(3,220,874) (1.4)
Net Assets $ 223,128,824 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion.
Rates shown are the current rate and possible payment rates.
(4)
Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of December 31, 2024.
Reference Rate Abbreviations:
TSFR1M 1-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Short Duration High Income Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
December 31, 2024
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 186,160,413 $ — $ 186,160,413
Bank Loans — 16,207,427 — 16,207,427
Short-Term Investments 16,653,352 7,328,506 — 23,981,858
Total Investments, at fair value $ 16,653,352 $ 209,696,346 $ — $ 226,349,698
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 4,762,135
Gross Unrealized Depreciation (2,535,303)
Net Unrealized Appreciation $ 2,226,832